CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents	$ 65,237	$ 79,639
Available-for-sale marketable securities	42,573	20,452
Short-term bank deposits	93,151	125,995
Trade receivables (net of allowance for doubtful accounts and sales reserves in a total amount of $ 1,993 and $ 1,236 in 2017 and 2016, respectively)	16,150	19,407
Other current assets and prepaid expenses	12,252	4,159
Inventories	18,772	17,114
Total current assets	248,135	266,766
LONG-TERM INVESTMENTS:
Available-for-sale marketable securities	54,427	74,967
Long-term bank deposits	88,911	19,092
Severance pay fund	3,251	2,597
Total long-term investments	146,589	96,656
Property and equipment, net	23,642	26,354
Intangible assets, net	10,415	2,399
Goodwill	32,174	30,069
Other long-term assets	8,133	8,092
Total assets	469,088	430,336
CURRENT LIABILITIES:
Trade payables	5,367	5,971
Deferred revenues	69,829	53,061
Employees and payroll accruals	16,470	11,713
Other payables and accrued expenses	15,704	14,519
Total current liabilities	107,370	85,264
LONG-TERM LIABILITIES:
Deferred revenues	43,482	31,100
Other long-term liabilities	2,880	14,209
Total long-term liabilities	46,362	45,309
COMMITMENTS AND CONTINGENT LIABILITIES
Share capital -
Ordinary shares of NIS 0.05 par value - Authorized: 60,000,000 at December 31, 2017 and 2016; Issued: 53,884,864 and 52,913,976 shares at December 31, 2017 and 2016, respectively; Outstanding: 44,133,954 and 43,188,850 shares at December 31, 2017 and 2016, respectively	673	663
Additional paid-in capital	349,250	325,338
Treasury stock (9,750,910) and (9,725,128) of Ordinary shares at December 31, 2017 and 2016, respectively	(116,442)	(116,029)
Accumulated other comprehensive loss	(443)	(20)
Retained earnings	82,318	89,811
Total shareholders' equity	315,356	299,763
Total liabilities and shareholders' equity	$ 469,088	$ 430,336